Background, Organization, and Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average basic shares (in shares)	55,998,000	54,245,000	49,419,000
Effect of dilutive securities:
Management Incentive Plan shares (in shares)	0	12,000	25,000
Restricted stock units (in shares)	78,000	55,000	32,000
Average diluted shares (in shares)	56,076,000	54,312,000	49,476,000
Number of performance share units granted (in shares)	69,000	46,000	23,000